Expense Example - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - Select Financials Portfolio - Select Financials Portfolio	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 74
3 years	230
5 years	401
10 years	$ 894